SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Cumulative effect of accounting change	¥ 1,724,604		¥ 3,915,284	¥ 4,140,158	$ 264,308	¥ 4,392,495
Accumulated deficit	(17,710,964)		(15,629,537)		(2,714,324)
Balances of contract liabilities and contract assets
Contract liabilities	871,267		871,833		133,528
Revenue recognized included in contract liability balance at the beginning of the period	773,912	$ 118,607	88,181	484,388
BEST Inc. shareholders' equity	1,750,619		3,920,912		268,295
Accumulated deficit
Revenue recognition
Cumulative effect of accounting change	(17,710,964)		¥ (15,629,537)	¥ (15,423,027)	$ (2,714,324)	¥ (14,886,214)
Cumulative effect of accounting change
Revenue recognition
Cumulative effect of accounting change	(55,788)
Cumulative effect of accounting change | Accumulated deficit
Revenue recognition
Cumulative effect of accounting change	¥ (55,746)
Minimum
Revenue recognition
Customer credit terms	5 days	5 days
Maximum
Revenue recognition
Customer credit terms	120 days	120 days